Note 13 - Lease Obligations	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Lessee, Operating and Finance Leases [Text Block]
13—
LEASE OBLIGATIONS

13
-
1
Financing leases

The Company leases certain of its equipment under finance leases. At
December 31, 2019,
this equipment consists of medical devices for a liability amount of
€305
thousand and vehicles and other IT equipment for a liability amount of
€740
thousand. Maturities of finance leases liabilities for the years ending
December 31, 2019
are as follows:

December 31,
2020	415
2021	299
2022	221
2023	122
2024 and thereafter	30
Total undiscounted minimum lease payments	1,086
Less: amount representing interest	(41)
Present value of minimum lease payments	1,044
Less: current portion	(392)
Long-term portion	653

Interest paid under finance lease obligations was
€29
thousand the year ended
December 31, 2019.

The weighted average remaining lease term and the weighted average discount rate for finance leases at
December
31,
2019
was:
3.2
years and
2.44%.

13
-
2
Operating leases

Maturities of operating leases liabilities consist of the following amounts:

December 31,
2020	980
2021	758
2022	474
2023	349
2024 and thereafter	171
Total undiscounted minimum lease payments	2,732
Less: amount representing interest	(48)
Present value of minimum lease payments	2,684
Less: current portion	(958)
Long-term portion	1,726

The weighted average remaining lease term and the weighted average discount rate for operating leases at
December
31,
2019
was :
3.51
years and
1.56%.

Total rent expenses under operating leases amounted to
€828
thousand,
€1,002
thousand and
€904
thousand, for the years ended
December 31, 2019,
2018
and
2017,
respectively. These total rent expenses are related to office rentals, office equipment and car rentals.